Organization and Nature of Operations - Combined financial information of the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Consolidated Balance Sheets
Cash and cash equivalents	¥ 21,428,902		¥ 24,889,000		$ 3,018,198
Time deposits	100,856,034		84,947,679		14,205,275
Restricted cash	2,777,206		2,699,055		391,161
Accounts receivable, net	6,422,417		5,002,872		904,579
Inventories	695,374		993,636		97,941
Prepayments and other current assets, net	6,076,595		5,448,284		855,871
Short-term investments	4,436,057		7,622,673		624,806
Total current assets	142,692,585		131,603,199		20,097,831
Property, equipment and software, net	8,075,044		6,342,330		1,137,346
Operating lease right-of-use assets, net	749,275		887,977		105,533
Deferred tax assets	1,560,088		1,480,789		219,734
Restricted cash	550		270		77
Long-term investments	21,783,187		18,544,358		3,068,098
Other long-term assets	5,939,106		6,806,455		836,505
Total non-current assets	43,232,393		41,157,786		6,089,154
Total assets	185,924,978		172,760,985		26,186,985
Accounts payable	881,016		1,507,141		124,089
Salary and welfare payables	4,857,206		4,732,941		684,123
Taxes payable	2,571,534		2,813,096		362,193
Short-term loans	19,240,163		23,875,704		2,709,920
Contract liabilities	13,362,166		12,518,890		1,882,022
Accrued liabilities and other payables	12,670,906		11,122,022		1,784,660
Short-term operating lease liabilities	259,493		259,053		36,549
Total current liabilities	53,842,484		56,828,847		7,583,556
Long-term operating lease liabilities	555,829		672,640		78,287
Other long-term payable	715,284		604,934		100,745
Total non-current liabilities	3,998,413		7,058,658		563,164
Total liabilities	57,840,897		63,887,505		$ 8,146,720
Net revenues:
Total net revenues	103,468,159	$ 14,573,185	96,495,809	¥ 87,606,026
Cost of revenues and operating expenses
Net income	29,357,223	4,134,878	19,843,290	16,976,190
Cash flows from operating activities:
Net cash provided by/ (used in) operating activities	35,331,275	4,976,306	27,709,233	24,926,727
Cash flows from investing activities:
Net cash used in investing activities	(17,043,431)	(2,400,517)	(7,369,727)	(7,078,294)
Cash flows from financing activities:
Net cash (used in)/ provided by financing activities	(21,467,054)	$ (3,023,571)	(10,237,699)	(12,585,569)
Primary Beneficiary Consolidated VIEs
Consolidated Balance Sheets
Cash and cash equivalents	1,802,256		2,303,280
Time deposits	420,000		400,000
Restricted cash	2,701,083		2,654,971
Accounts receivable, net	4,663,331		3,542,272
Inventories	36,908		67,572
Prepayments and other current assets, net	1,765,209		1,867,110
Short-term investments	73,904		73,984
Amounts due from Group companies	¥ 9,192,463		¥ 9,917,091
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Total current assets	¥ 20,655,154		¥ 20,826,280
Property, equipment and software, net	52,212		78,666
Operating lease right-of-use assets, net	53,686		54,653
Deferred tax assets	148,847		155,595
Restricted cash	500		200
Long-term investments	1,212,804		885,372
Other long-term assets	203,744		164,968
Total non-current assets	1,671,793		1,339,454
Total assets	22,326,947		22,165,734
Accounts payable	265,137		802,717
Salary and welfare payables	114,794		155,478
Taxes payable	142,769		41,352
Short-term loans	16,095		422
Contract liabilities	12,401,426		11,465,101
Accrued liabilities and other payables	3,689,885		3,809,049
Short-term operating lease liabilities	22,413		20,690
Amounts due to Group companies	¥ 2,822,751		¥ 3,937,784
Other Liability, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Total current liabilities	¥ 19,475,270		¥ 20,232,593
Long-term operating lease liabilities	30,278		34,291
Other long-term payable	554,648		263,373
Total non-current liabilities	584,926		297,664
Total liabilities	20,060,196		20,530,257
Net revenues:
Total net revenues	90,789,401		83,367,406	75,215,169
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(90,484,679)		(83,321,481)	(74,643,007)
Net income	328,357		(81,329)	624,299
Cash flows from operating activities:
Net cash provided by/ (used in) operating activities	(333,662)		788,498	1,548,858
Cash flows from investing activities:
Net cash used in investing activities	(82,645)		(71,832)	(39,430)
Cash flows from financing activities:
Net cash (used in)/ provided by financing activities	(37,166)		(157,989)	(1,301,096)
Primary Beneficiary Consolidated VIEs' third-parties
Net revenues:
Total net revenues	90,054,544		82,549,444	74,406,521
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(17,468,565)		(18,358,287)	(17,651,675)
Cash flows from operating activities:
Net cash provided by/ (used in) operating activities	72,325,460		67,459,864	61,272,031
Cash flows from investing activities:
Net cash used in investing activities	(82,645)		(71,832)	(39,430)
Cash flows from financing activities:
Net cash (used in)/ provided by financing activities	15,673		(52,541)	(678,287)
Primary Beneficiary Consolidated VIEs' intra-Group companies
Net revenues:
Total net revenues	734,857		817,962	808,648
Cash flows from financing activities:
Net cash (used in)/ provided by financing activities	(52,839)		(105,448)	(622,809)
Primary Beneficiary Consolidated VIEs' intra-Group companies | Technical consulting and related service
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(72,992,568)		(64,777,586)	(56,822,482)
Cash flows from operating activities:
Net cash provided by/ (used in) operating activities	(73,298,667)		(66,970,818)	(59,439,552)
Primary Beneficiary Consolidated VIEs' intra-Group companies | Other transactions
Cash flows from operating activities:
Net cash provided by/ (used in) operating activities	639,545		299,452	(283,621)
Primary Beneficiary Consolidated VIEs' Other intra-Group Companies
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	¥ (23,546)		¥ (185,608)	¥ (168,850)